Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Reserves	Accumulated other comprehensive income [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at Dec. 31, 2021	R$ 8,449,784	R$ 13	R$ 2,728,396	R$ (72,284)	R$ 0	R$ 0	R$ 2,656,125	R$ 5,793,659
Profit (loss)	(42,892)				(43,326)		(43,326)	434
Constitution/ reversion of reserves	0		(43,326)		43,326
Net change in fair value - financial assets at FVOCI	(77,161)			(77,161)			(77,161)
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	(10,671)			(10,671)			(10,671)
Effects of corporate reorganization	(1,178,665)		5,185,116	(665,673)			4,519,443	(5,698,108)
Equity at Sep. 30, 2022	7,140,395	13	7,870,186	(825,789)	0	0	7,044,410	95,985
Equity at Dec. 31, 2021	8,449,784	13	2,728,396	(72,284)	0	0	2,656,125	5,793,659
Equity at Dec. 31, 2022	7,089,104	13	7,817,670	(825,301)	0	0	6,992,382	96,722
Profit (loss)	192,550				151,443		151,443	41,107
Constitution/ reversion of reserves	0		151,443		(151,443)
Dividends recognised as distributions to owners	(19,704)							19,704
Net change in fair value - financial assets at FVOCI	97,589			97,589			97,589
Exchange rate change adjustment	(8,468)			(8,468)			(8,468)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	6,717			6,717			6,717
Share-based payment transactions	0		(7,992)			7,992
Reflex reserve	37,092		37,092				37,092
Purchase of treasury shares	(16,409)					16,409	16,409
Foreign exchange variation of subsidiary abroad	(10,245)			21			21	(10,266)
Equity at Sep. 30, 2023	R$ 7,368,226	R$ 13	R$ 7,998,213	R$ (729,442)	R$ 0	R$ (8,417)	R$ 7,260,367	R$ 107,859